Tax liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total Current	$ 4,639	$ 4,102
Provincial Municipal Federal Contribution Taxes [Member]
IfrsStatementLineItems [Line Items]
Total Current	1,778	1,104
Tax Withholdings [member]
IfrsStatementLineItems [Line Items]
Total Current	1,915	1,767
SUSS Withholdings [Member]
IfrsStatementLineItems [Line Items]
Total Current	149	181
Municipal Taxes [Member]
IfrsStatementLineItems [Line Items]
Total Current	$ 797	$ 1,050